GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Impairment
Impairment			$ (19,981)
Intangible assets, Net
Balance at beginning of period		$ 11,309	44,018
Amortization		(4,769)	(13,024)
OCI		(44)	296
Impairment			(19,981)
Disposals
Balance at end of period		6,496	11,309
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period		30,837	30,674
Amortization
OCI		(30)	163
Impairment
Disposals
Balance at end of period		30,807	30,837
Accumulated amortization
Balance at beginning of period		(19,959)	(14,490)
Amortization		(1,301)	(5,390)
OCI		18	(79)
Impairment
Balance at end of period		(21,242)	(19,959)
Impairment
Balance at beginning of period		(8,749)	(956)
Amortization
OCI
Impairment	[1]		(7,793)
Balance at end of period		(8,749)	(8,749)
Intangible assets, Net
Balance at beginning of period		2,129	15,228
Amortization		(1,301)	(5,390)
OCI		(12)	84
Impairment	[1]		(7,793)
Disposals
Balance at end of period		816	2,129
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period		31,949	31,898
Amortization
OCI		(9)	51
Impairment
Disposals
Balance at end of period		31,940	31,949
Accumulated amortization
Balance at beginning of period		(18,832)	(13,905)
Amortization		(999)	(4,900)
OCI		6	(27)
Impairment
Balance at end of period		(19,825)	(18,832)
Impairment
Balance at beginning of period		(10,426)	(91)
Amortization
OCI
Impairment	[1]		(10,335)
Balance at end of period		(10,426)	(10,426)
Intangible assets, Net
Balance at beginning of period		2,691	17,902
Amortization		(999)	(4,900)
OCI		(3)	24
Impairment	[1]		(10,335)
Disposals
Balance at end of period		1,689	2,691
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period		18,457	18,224
Amortization
OCI		(42)	233
Impairment
Disposals
Balance at end of period		18,415	18,457
Accumulated amortization
Balance at beginning of period		(6,858)	(4,079)
Amortization		(2,469)	(2,734)
OCI		13	(45)
Impairment
Balance at end of period		(9,314)	(6,858)
Impairment
Balance at beginning of period		(5,110)	(3,257)
Amortization
OCI
Impairment	[1]		(1,853)
Balance at end of period		(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period		6,489	10,888
Amortization		(2,469)	(2,734)
OCI		(29)	188
Impairment	[1]		(1,853)
Disposals
Balance at end of period		$ 3,991	$ 6,489

[1]	Calculated based on the Income approach (discounted cash flow model), using a discount rate of 15.7%